SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Feb. 29, 2024	Feb. 29, 2024	Dec. 16, 2023	Jan. 31, 2024	Mar. 31, 2024	Feb. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Accrued interest			$ 18,000
Debt instrument, late fee							$ 6,000	$ 200,000
Cash							$ 56,400	$ 58,668
Subsequent Event [Member]
Subsequent Event [Line Items]
Accrued interest	$ 6,250	$ 6,250
Debt instrument, late fee	$ 250	$ 250				$ 6,000
Subscriptions receivable					$ 115,625
Intangible assets				$ 5,000
Accounts Payable, Current					48,318
Subsequent Event [Member] | One Vendor [Member]
Subsequent Event [Line Items]
Accounts Payable					$ 1,159,637
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued					252,750
Cash					$ 227,750
Subscriptions receivable					$ 25,000
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Accrued interest				$ 15,000
Warrants to purchase shares				4,571,429
Maturity date				Apr. 02, 2024
Subsequent Event [Member] | Senior Notes [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Accrued interest				$ 10,000
Warrants to purchase shares				1,142,857
Maturity date				May 02, 2024
Subsequent Event [Member] | Note Payable [Member]
Subsequent Event [Line Items]
Maturity date				May 31, 2024